Report Of The Directors Financial Review Risk Report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees, Footnotes) (Details) - Allowance for ECL - USD ($)
$ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Loans and advances to bank and customers including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Increase (decrease) in allowance account for credit losses of financial assets	$ (6,594)			$ 2,932
Total ECL income statement change for the period	6,464	$ 1,455	$ 1,136	$ 2,591
Lifetime expected credit losses | Loans and advances to bank and customers including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Increase (decrease) in allowance account for credit losses of financial assets	2,800
Lifetime expected credit losses | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Increase (decrease) in allowance account for credit losses of financial assets	200
Lifetime expected credit losses | Personal | Loans and advances to bank and customers including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Increase (decrease) in allowance account for credit losses of financial assets	600
Lifetime expected credit losses | Wholesale | Loans and advances to bank and customers including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Increase (decrease) in allowance account for credit losses of financial assets	$ 2,200